FRESNILLO OBLIGATION - Long term debt (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Accretion during the period, capitalized	$ 0
Fresnillo obligation
Disclosure of detailed information about borrowings [line items]
Beginning of the year		$ 37,800
Initial recognition			$ 37,800
Accretion during the period, capitalized		473	1,654
Accretion expensed		1,383
Principal repayments during the year		(15,000)
Cash interest paid		1,856	1,654
End of the year		22,800	37,800
Current		22,800	15,000
Non-current			22,800
Total		$ 22,800	$ 37,800